Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Net defined benefit balance	€ 4,849	€ 3,959
Net pension assets	6,932	6,258
Net pension liabilities	(2,083)	(2,299)
United States, Pension
Net defined benefit
Net defined benefit balance	5,500	4,960
Net pension assets	5,749	5,217
Net pension liabilities	(249)	(257)
United States, OPEB
Net defined benefit
Net defined benefit balance	(692)	(796)
Net pension assets	0	0
Net pension liabilities	(692)	(796)
Other pensions
Net defined benefit
Net defined benefit balance	41	(205)
Net pension assets	1,183	1,041
Net pension liabilities	€ (1,142)	€ (1,246)